Discontinued UK and Europe operations held for distribution - Assets and liabilities at amortised cost and their fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial instruments
Total financial instruments carried at amortised cost	£ (9,075)	£ (7,848)
Loans
Financial instruments
Financial assets at amortised cost	9,714
Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(1,435)
Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost	(25)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(6,756)
Fair value of instruments not measured at fair value
Financial instruments
Total financial instruments carried at amortised cost	(9,531)	(8,040)
Fair value of instruments not measured at fair value | Loans
Financial instruments
Financial assets at amortised cost	10,010
Fair value of instruments not measured at fair value | Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(1,435)
Fair value of instruments not measured at fair value | Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost	(24)
Fair value of instruments not measured at fair value | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(6,890)
UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial instruments carried at amortised cost	389	(48)
UK & Europe Operations (M&G Prudential) | Loans
Financial instruments
Financial assets at amortised cost	3,595	3,597
UK & Europe Operations (M&G Prudential) | Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(114)	(106)
UK & Europe Operations (M&G Prudential) | Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost	(2,038)	(2,315)
UK & Europe Operations (M&G Prudential) | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(1,054)	(1,224)
UK & Europe Operations (M&G Prudential) | Fair value of instruments not measured at fair value
Financial instruments
Total financial instruments carried at amortised cost	943	593
UK & Europe Operations (M&G Prudential) | Fair value of instruments not measured at fair value | Loans
Financial instruments
Financial assets at amortised cost	4,149	4,008
UK & Europe Operations (M&G Prudential) | Fair value of instruments not measured at fair value | Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(114)	(106)
UK & Europe Operations (M&G Prudential) | Fair value of instruments not measured at fair value | Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost	(2,038)	(2,085)
UK & Europe Operations (M&G Prudential) | Fair value of instruments not measured at fair value | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	£ (1,054)	£ (1,224)